Derivative financial liability - current (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Liability Current
Balance at beginning	£ 85	£ 553	£ 1,559	£ 664
Warrants issued	665			997
Gain recognised in finance income within the consolidated statement of comprehensive income	(386)	(468)	(936)	397
Balance at ending	£ 364	85	553	1,559
Transfer to share premium on exercise of warrants			£ (70)	£ (499)